Property, Plant And Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
Property, Plant and Equipment

CPG’s property, plant and equipment on the Consolidated Balance Sheets are classified as follows:

At December 31, (in millions)	2015	2014
Property, plant and equipment
Pipeline and other transmission assets	$6,160.4	$5,333.0
Storage facilities	1,370.1	1,326.5
Gas stored base gas	299.5	299.5
Gathering and processing facilities	370.2	263.3
Construction work in process	487.6	454.2
General plant, software, and other assets	364.5	258.9
Property, plant and equipment	9,052.3	7,935.4
Accumulated depreciation and amortization	(2,988.6)	(2,976.8)
Net property, plant and equipment	$6,063.7	$4,958.6

The table below lists CPG's applicable annual depreciation rates:

Year Ended December 31,
	2015	2014	2013
Predecessor
Depreciation rates
Pipeline and other transmission assets	1.00% - 2.50%	1.00% - 2.50%	1.00% - 2.50%
Storage facilities	2.19% - 3.00%	2.19% - 3.30%	2.19% - 3.50%
Gathering and processing facilities	1.67% - 2.50%	1.67% - 2.50%	1.67% - 2.50%
General plant, software, and other assets	1.00% - 21.00%	1.00% - 10.00%	1.00% - 10.00%